As filed with the Securities and Exchange Commission on December 21, 2004

Registration Nos. 2-69062 and 811-3091

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 32	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No.	/ /

Merrill Lynch Series Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 9011
Princeton, New Jersey 08543-9011
(Address of Registrant’s Principal Executive Offices) (Zip Code)

(609) 282-2800
(Registrant’s Telephone Number, including Area Code)

Terry K. Glenn
Merrill Lynch Series Fund, Inc.
800 Scudders Mill Road
Plainsboro, New Jersey 08536
(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq. SHEARMAN & STERLING LLP 599 Lexington Avenue New York, New York 10022-6069	Andrew J. Donohue, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on December 29, 2004 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This amendment consists of the following:

(1)	Facing Sheet of the Registration Statement;
(2)	Text stating purpose of amendment and incorporating by reference from previous filing; and
(3)	Signature page.

Merrill Lynch Series Fund, Inc. (the "Registrant") is submitting this post-effective amendment No. 32 for the sole purpose of designating a new effective date for a previously filed post-effective amendment pursuant to Rule 485(a), which has not yet become effective. The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) prior to the new proposed date of effectiveness shown on the Facing Sheet. That amendment will include any text and exhibits omitted from the original amendment filed pursuant to Rule 485(a).

This amendment incorporates by reference post-effective amendment No. 31 which was filed on December 14, 2004 and post-effective amendment No. 30 which was filed on October 1, 2004.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 21st day of December, 2004.

MERRILL LYNCH SERIES FUND, INC. (Registrant)
By:	/s/ Donald C. Burke
Donald C. Burke, Vice President and Treasurer

        Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date
*
Terry K. Glenn	President (Principal Executive Officer) and Director
*
Donald C. Burke	Senior Vice President and Treasurer (Principal Financial and Accounting Officer)
*
Donald W. Burton	Director
*
M. Colyer Crum	Director
*
Laurie Simon Hodrick	Director
*
David H. Walsh	Director
*

Fred G. Weiss	Director

* This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

*	By:	/s/ Donald C. Burke	December 21, 2004
Donald C. Burke Attorney-in-Fact